CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2016 CNY (¥) shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 CNY (¥) shares
Accounts receivable, allowance	¥ 57	$ 8	¥ 1,781
Accounts receivable, due from related party	8,468	1,220
Prepayments and other current assets	4,798	691	4,798
Prepayments and other current assets, due from related party	14,028	2,020	3,321
Deposits for non-current assets	30,860	4,444	26,552
Net investment in direct financing leases, non-current portion of due from related party			28,362
Accrued expenses and other liabilities, interest payable to related party	5,894	849	4,508
Long-term bank and other borrowings, non-current portion, loan from related party	¥ 172,575	$ 24,856	¥ 161,945
Ordinary shares, par value per share | $ / shares		$ 0.0001
Ordinary shares, shares authorized	500,000,000	500,000,000	500,000,000
Ordinary shares, shares issued	142,353,532	142,353,532	142,353,532
Ordinary shares, shares outstanding	130,091,977	130,091,977	132,994,201
Treasury stock, shares	12,261,555	12,261,555	9,359,331